Capital Leases	12 Months Ended
Dec. 31, 2013
Capital Leases [Abstract]
Capital Leases
22.      Capital Leases:

The Company leases Barge PT 22 under a capital lease, with a gross amount capitalized of $4,778 and accumulated depreciation of $720 and $934 as at December 31, 2012 and 2013, respectively.

The annual future minimum lease payments under the capital lease of Barge PT 22, together with the present value of the net minimum lease payments required to be made after December 31, 2013, are as follows:

Amount
2014	$ 394
Total minimum lease payments	394
Less: imputed interest	(6)
Present value of minimum lease payments	388
Current portion of capitalized lease obligations	(388)
Long-term capitalized lease obligations	$ -

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